General - Schedule of Major Classes of Assets and Liabilities Classified as Discontinued Operations (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 679	$ 267
Trade receivables	396	1,200
Other accounts receivable and prepaid expenses	53	61
Inventories	1,002	940
Property, plant and equipment, Net	281	319
Total assets of discontinued operations	2,411	2,787
Trade payables	59	4
Accrued expenses and other liabilities	352	324
Total liabilities of discontinued operations	$ 411	$ 328